Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Derivatives, Fair Value [Line Items]
Margin Deposit Assets	$ 12	$ 14
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 8
Cash Flow Hedge Ineffectiveness is Immaterial	The ineffective portion and amount excluded from effectiveness testing were not material.
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Contracts Mature Within, Months	18 months
Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Lower Remaining Maturity Range	12 months
Derivative, Higher Remaining Maturity Range	24 months
Commodity Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Maximum Length of Contract Maturity	18 months
Deferred Compensation Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Maximum Length of Contract Maturity	12 months
Derivatives Designated As Hedges [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 53	58
Derivatives Designated As Hedges [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	300	250
DerivativeForwardInterestRateSettled	250
Derivative instruments gain (loss) recognized in OCI	(4)
Derivatives Designated As Hedges [Member] | Commodity Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	0
Derivatives Not Designated As Hedges [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	480	561
Derivatives Not Designated As Hedges [Member] | Commodity Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	95	146
Derivatives Not Designated As Hedges [Member] | Deferred Compensation Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 49	$ 56
Wal-Mart Stores, Inc. [Member] | Sales Revenue, Net [Member]
Derivatives, Fair Value [Line Items]
Entity Wide Revenue, Major Customer, Percentage Of Net Sales	20.00%	19.00%	19.00%